Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011
Reconcilliation of Unrecongnized Tax Benefits
Gross unrecognized tax benefits, beginning of period	$ 143,397	$ 150,702
Increases related to current year tax positions	5,216	4,309
Increases related to tax positions from prior years	3,018	307
Decreases related to tax positions from prior years	(97)	(2,357)
Settlement with tax authorities	(83,852)	(1,676)
Lapses of statutes of limitation	(3,126)	(6,226)
Other, including foreign currency translation	(930)	(1,662)
Gross unrecognized tax benefits, end of period	$ 63,626	$ 143,397